Group Accounting Policies - Basis of accounting and preparation of financial information - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Alliance Revenue	$ 2,212	$ 1,428	$ 755
Borrowings	$ 30,295	$ 28,622	$ 29,232